Note 9 - Other Borrowings (Detail) (USD $)	Dec. 31, 2012
Loans Pledged as Collateral (in Dollars)	$ 109,367,991
Line of Credit Facility, Remaining Borrowing Capacity (in Dollars)	$ 38,757,955
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.95%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.20%